Inventories	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Inventories

Note 12 Inventories

The inventories balances are detailed as follows:

	As of December 31, 2025	As of December 31, 2024
	ThCh$	ThCh$
Finished products	172,373,804	178,671,708
In process products	20,735,925	22,879,506
Raw material	216,677,676	222,314,812
Finished products and Raw material in transit	6,689,076	24,628,623
Materials	14,081,539	15,498,353
Realizable net value estimate and obsolescence	(6,257,060)	(4,608,447)
Total	424,300,960	459,384,555

For the year ended as of December 31, 2025, 2024 and 2023, the Company wrote off a total of ThCh$ 5,070,324, ThCh$ 7,930,817 and ThCh$ 5,212,799, against net realizable value and obsolescence, respectively.

Additionally, the Company presents an estimate for inventory impairment which includes amounts related to low turnover, technical obsolescence and/or products recalled from the market.

The movement of net realizable value and obsolescence estimate is detailed as follows:

	As of December 31, 2025	As of December 31, 2024
	ThCh$	ThCh$
Initial balance	(4,608,447)	(5,770,789)
Inventories write-down estimation	(7,082,492)	(6,769,193)
Write-off	5,070,324	7,930,817
Conversion effect	363,555	718
Total	(6,257,060)	(4,608,447)

As of December 31, 2025 and 2024, the Company does not have any inventory pledged as guarantee for financial obligations.

There is no non-current inventory at December 31, 2025 and 2024, as it is available for sale to the public once it is produced. Inventories for which technically a production cycle of more than twelve months is required represent a marginal total.